MD&A - Capital management (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Capital Management [Line Items]
Increase (decrease) in CET1 capital	$ (3,400)
Operating profit / (loss) before tax	4,101	$ 2,433	$ 4,521
Increase (decrease) in CET1 capital through foreign currency translation effects before tax	3,200
Increase (decrease) in CET1 capital through accruals for proposed dividends	(9,000)
Current tax expense / (benefit)	1,200
Loss-absorbing AT1 capital	19,600
Increase (decrease) in loss-absorbing AT1 capital	3,800
Decrease in AT1 capital through call of capital instruments	3,200
Increase in AT1 capital through issuance of capital instruments	5,800
TLAC-eligible senior unsecured debt included in gone concern loss-absorbing capacity	90,100
Increase (decrease) in gone concern loss-absorbing capacity	(2,000)
Gone concern loss-absorbing capacity	$ 90,200